Prepayments, other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Detailed Information About Prepayments Other Receivables and Other Assets
The detail information of prepayments, other receivables and other assets for the years ended December 31, 2021 and 2022 is as below:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Prepayments to charging stations	31,791	222,276
Prepayments for chargers procurement	5,106	35,519
Prepayment for rental facility and utilities	5,615	3,166
Prepayments for miscellaneous	2,146	1,583
Value-added tax deductible	32,367	2,628
Others	34,098	30,369
Receivables from related parties	556	—
Credit loss allowance on other receivables	(5,162)	(6,340)
Impairment on prepayment	(684)	(1,766)

Total	105,833	287,435